Segment Information And Information About Geographic Areas - Schedule of Software, Equipment and Property, Net by Geographic Area (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total software, equipment and property-net	$ 108,640	$ 101,438	$ 89,504
Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total software, equipment and property-net	108,640	101,438
Americas [Member] | Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	108,581	101,370	89,450
China [Member] | Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 59	$ 68	$ 54